SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2021
SHORT-TERM LOANS
SHORT-TERM LOANS

7.            SHORT-TERM LOANS

Short-term loans as of December 31, 2021 represents bank borrowings of USD 38,850 and RMB 150,000 obtained from domestic commercial banks. The short-term loan of USD 38,850 bears interest rates of London InterBank Offered Rate (“LIBOR”) plus 300bps for the year ended December 31, 2021. The loan of RMB 150,000 applying a fixed rate . The weighted average interest rate for the outstanding borrowings as of December 31, 2020 and 2021 was 3.65% and 3.46%, respectively. There are no financial covenants associated with such loans.